Average Annual Total Returns - Voya Solution Balanced Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk® Growth Index 1 Yr		Class ADV S&P Target Risk® Growth Index 5 Yrs		Class ADV S&P Target Risk® Growth Index 10 Yrs		Class ADV S&P Target Risk® Growth Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Growth Index 1 Yr		Class I S&P Target Risk® Growth Index 5 Yrs		Class I S&P Target Risk® Growth Index 10 Yrs		Class I S&P Target Risk® Growth Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk® Growth Index 1 Yr		Class R6 S&P Target Risk® Growth Index 5 Yrs		Class R6 S&P Target Risk® Growth Index 10 Yrs		Class R6 S&P Target Risk® Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Risk® Growth Index 1 Yr		Class S S&P Target Risk® Growth Index 5 Yrs		Class S S&P Target Risk® Growth Index 10 Yrs		Class S S&P Target Risk® Growth Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Risk® Growth Index 1 Yr		Class S2 S&P Target Risk® Growth Index 5 Yrs		Class S2 S&P Target Risk® Growth Index 10 Yrs		Class S2 S&P Target Risk® Growth Index Since Inception
Total	12.75%	8.69%	7.36%		Jul. 02, 2007	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	13.30%	9.26%	7.91%		Jul. 02, 2007	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	13.30%	9.26%	7.91%		May 02, 2016	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	12.95%	8.96%	7.63%		Jul. 02, 2007	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	12.81%	8.78%	7.45%		Apr. 30, 2010	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.